Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Capital Leases Balance Sheet Assets By Major Class Net Lessee Balance Sheet [Abstract]
Gross capital leases ²	$ 158	[1],[2]	$ 133	[1],[2]
Accumulated depreciation	(38)		(32)
Net capital leases	$ 120		$ 101

[1]	Consists of industrial buildings, plant, machinery and equipment
[2]	Included in Property, plant and equipment table above